INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Income Taxes Details Narrative Abstract
Deferred tax asset valuation allowance	100.00%
Net operating loss carryforward	$ 1,182,000
Increase in valuation allowance	$ 276,279	$ 75,191
Net operating loss carryforward expiration date	2037